Loans and asset quality - Credit Risk Indicators Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 54,953	$ 56,564
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination (percent)	62.00%
Percentage of past due mortgages (less than)	1.00%
Loans	$ 16,190	15,965
Wealth management loans and mortgages | California
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	23.00%
Wealth management loans and mortgages | New York
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	17.00%
Wealth management loans and mortgages | Massachusetts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	10.00%
Wealth management loans and mortgages | Florida
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	8.00%
Wealth management loans and mortgages | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	42.00%
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 494	594
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 2,700	5,500
Overdraft repayment period	2 days
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 13,400	13,500
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	42,548	45,044
Domestic | Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	16,050	15,843
Domestic | Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	494	594
Purchased mortgages	$ 91
Percentage of purchased residential mortgages that were at least 60 days delinquent	10.00%
Domestic | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 524	1,550	$ 963
Domestic | Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 11,907	$ 13,343	$ 15,689
Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (in excess of)	100.00%